CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical) - Class B Ordinary shares - shares	Sep. 30, 2022	Jul. 19, 2021
Maximum common stock shares subject to forfeiture	450,000
Sponsor
Common stock shares no longer subject to forfeiture		450,000